SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
Significant Accounting Estimates And Assumptions Used In Preparation Of Financial Statement [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS [Text Block]
NOTE 4 -	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

In process of applying the significant accounting policies, the Group has made the following judgments which have the most significant effect on amounts recognized in financial statements:

A.	Judgments:

-	Determining the fair value of share-based payment transactions and similar instruments:

The fair value of share-based payment transactions and similar instruments is determined upon initial recognition by an acceptable option pricing model. The inputs to the model include share price, exercise price and assumptions regarding expected volatility, expected life of share option and expected dividend yield.

-	Discount rate for lease liability:

When the Group is unable to readily determine the discount rate implicit in a lease in order to measure the lease liability, the Group uses an incremental borrowing rate. That rate represents the rate of interest that the Group would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. When there are no financing transactions that can serve as a basis, the Group determines the incremental borrowing rate based on its credit risk, the lease term and other economic variables deriving from the lease contract's conditions and restrictions. In certain situations, the Group is assisted by an external valuation expert in determining the incremental borrowing rate.

B.	Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenue and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Group that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Impairment of inventory:

Inventory impairment exists when the cost exceeds the net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Management estimates net realizable values of inventories, considering the most reliable evidence available at each reporting date. The future realization of these inventories may be affected by competition, demands or other market-driven changes that may reduce future selling prices or affect customer demand for the products. See Note 7 below.

-	Determining the fair value of unquoted financial assets:

Fair value of unquoted financial assets in level 3 of the fair value hierarchy is determined using valuation techniques, generally using future cash flows discounted at current rates applicable for items with similar terms and risk characteristics. The inputs into the measurement model are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Judgements include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments. Estimated fair values may vary from the actual prices that would be achieved in an arm’s length transaction at the reporting date. See Note 8 below.

-	Impairment of goodwill:

The Group reviews goodwill for impairment at least once a year. This requires management to make an estimate of the projected future cash flows from the continuing use of the CGU (or a group of CGUs) to which the goodwill is allocated and also to choose a suitable discount rate for those cash flows. See Note 10 below.

-	Legal claims:

In estimating the likelihood of legal claims filed against the Group entities, the Group management relies on the opinion of its legal counsel. These estimates are based on the legal counsel's best professional judgment, taking into account the stage of proceedings and legal precedents in respect of the different issues. Since the outcome of the claims may be determined in courts, the results could differ from these estimates. See Note 17 below.

-	Deferred tax assets:

Deferred tax assets are recognized for unused carryforward tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and level of future taxable profits, its source and the tax planning strategy. See Note 20 below.